Fair Value Measurements (Details) $ / shares in Units, $ in Thousands, $ in Thousands			3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 03, 2021 USD ($)	Aug. 09, 2019 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 03, 2021 CAD ($)
Fair Value Measurements (Details) [Line Items]
Currency forward contracts (in Dollars)							$ 85,000
Unrealized loss	$ 1,200
Thunder Bridge Acquisition Il, Ltd.[Member]
Fair Value Measurements (Details) [Line Items]
Closing price per share (in Dollars per share) | $ / shares			$ 10.42		$ 13.22
Risk-free interest rate assumption					6 years 8 months 19 days
Contractual period					5 years
Exceeding redemption value (in Dollars per share) | $ / shares					$ 18
Aggregate value of per share (in Dollars per share) | $ / shares		$ 1.57
Closing price (in Dollars per share) | $ / shares					$ 13.22	$ 9.95
Transfers out of level 3 totaling approximately				$ 23,400
Thunder Bridge Acquisition Il, Ltd.[Member] | Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Sale of public warrants			$ 57,400		$ 97,200
Amount of aggregate value		$ 12,600			97,200	$ 23,400
Thunder Bridge Acquisition Il, Ltd.[Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Amount of aggregate value		$ 31,600			$ 97,200	$ 23,400